EXPLANATORY NOTE

The sole purpose of this filing is to submit exhibits containing risk/return summary information in interactive data format for the Calamos Hedged Equity Fund (the “Fund”) that is identical to the risk/return information contained in the Fund’s prospectus filed as part of Post-Effective Amendment No. 122 on February 22, 2019, as supplemented pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on January 22, 2020 (SEC Accession No. 0001193125-20-011749).